Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Pretax Income (Loss)
U.S.				$ (305)	$ 1,262	$ 42
Income (loss) from continuing operations before income taxes	$ 29	$ (53)		(305)	1,262	42
Deferred
Federal					1,072
State					49
Deferred	6	0		1	1,120	1
Deferred					1,121
Total income tax expense	10	0			$ 1,121
Effective tax rate reconciliation
Statutory federal income tax rate (as a percent)					35.00%
Income taxes at the statutory federal rate of 35%				(107)	$ 442	15
Increase (decrease)
Partnership earnings not subject to tax				$ 107	(442)	$ (15)
Change of entity tax status					1,121
Income tax expense	$ 10	$ 0			$ 1,121
Predecessor
Pretax Income (Loss)
U.S.			$ 384
Foreign			(63)
Income (loss) from continuing operations before income taxes			321
Current
Federal			(62)
State			(3)
Current			(65)
Deferred
Federal			188
State			11
Deferred			199
Deferred			199
Total income tax expense			134
Effective tax rate reconciliation
Income taxes at the statutory federal rate of 35%			112
Increase (decrease)
State income taxes, net of federal income tax effect			5
Earnings from unconsolidated affiliates where we received or will receive dividends			(2)
Foreign income (loss) taxed at different rates			22
Other			(3)
Income tax expense			$ 134